RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

26   RELATED PARTY TRANSACTIONS

In 2021, 2022 and 2023, the related parties of the Company are as follows:

Name of party	Relationship

STT GDC	Principal ordinary shareholder of the Company
STT Singapore DC Pte. Ltd.	Subsidiary of STT GDC
STT DEFU 2 Pte. Ltd.	Subsidiary of STT GDC
OnePro Cloud Inc.	Entity over which the Company has significant influence

The Company entered into the following material related party transactions.

(a)   Major transactions with related parties

		Years ended December 31,
		2021	2022	2023

Commission income	(Note i)
STT Singapore DC Pte. Ltd.		546	564	562
STT DEFU 2 Pte. Ltd.		464	478	514
		1,010	1,042	1,076
Purchase of debt securities	(Note ii)
OnePro Cloud Inc.		—	2,840	—

Interest income of convertible bonds	(Note ii)
OnePro Cloud Inc.		—	75	148

(b)  Major balances with related parties

		As of December 31,
		2022	2023

Amount due from a related party:	(Note ii)
OnePro Cloud Inc.		2,860	3,060

Amount due to related parties:	(Note i)
STT Singapore DC Pte. Ltd.		8,395	8,300
STT DEFU 2 Pte. Ltd.		8,600	8,804
		16,995	17,104
Note i:

During the year ended December 31, 2021, the Company recognized RMB546 and RMB464, respectively, as commission income from STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB45,345 and RMB39,818, respectively. As of December 31, 2021, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers, which is recorded in accrued expenses and other payables.

During the year ended December 31, 2022, the Company recognized RMB564 and RMB478, respectively, as commission income from STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB42,792 and RMB43,896, respectively. As of December 31, 2022, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers, which is recorded in accrued expenses and other payables.

During the year ended December 31, 2023, the Company recognized RMB562 and RMB514, respectively, as commission income from STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB42,546 and RMB47,276, respectively. As of December 31, 2023, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers, which is recorded in accrued expenses and other payables.

These amounts due to related parties are trade in nature and are settled on a recurring basis.

Note ii:

On September 2, 2022, the Company subscribed convertible bonds of US$400 thousand issued by OnePro Cloud Inc. The convertible bond has a term of 12 months with interest rate of 8% per annum and is convertible into Series A Preferred Shares of OnePro Cloud Inc. at the option of holders under certain conditions.